Employee Benefits - Benefit (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Other components	$ (3,068)	$ 11	$ 2,190
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	284	280	322
Amortization of prior service cost (credit)	48	39	21
Expected return on plan assets	(1,293)	(1,262)	(1,045)
Interest cost	690	683	677
Remeasurement loss (gain), net	369	337	1,198
Curtailment and termination benefits	181	11	4
Other components	(5)	(192)	855
Total	279	88	1,177
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	127	149	193
Amortization of prior service cost (credit)	(976)	(949)	(657)
Expected return on plan assets	(44)	(53)	(54)
Interest cost	615	659	746
Remeasurement loss (gain), net	(2,658)	546	1,300
Curtailment and termination benefits	0	0	0
Other components	(3,063)	203	1,335
Total	(2,936)	352	1,528
Cost of services | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	230	215	252
Cost of services | Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	104	116	150
Selling, general and administrative expense | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	54	65	70
Selling, general and administrative expense | Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 23	$ 33	$ 43